Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Transactions with Related Parties

The compensation of key management personnel of the Group is analysed as follows:

	2018	2017
Directors’ fee	387	270
Short-term employee benefits	1,875	1,853
Social security contributions and defined contribution plans	500	500
Employee Benefit Obligations	110	133

Total	2,872	2,756

December 31, 2018	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties

Natuzzi Trading Shanghai Co, Ltd.	12,589	1,001	7,383	1,001
Nars Miami LLCC	776	—	191	—
Natuzzi Design S.a.s.	1,750	—	1,338	—
Natuzzi Arredamenti S.r.l.	1,010	—	343	—
Natuzzi Sofa S.r.l.	291	—	78	—
NA.FO. S.r.l.	—	—	—	3
Natuzzi Store S.r.l.	—	—	—	—

Total	16,416	1,001	9,333	1,004

December 31, 2017	Sales	Expenses	Amounts owed by related parties	Amounts due to related parties

Nars Miami LLCC	742	—	70	—
Natuzzi Design S.a.s.	1,591	—	930	—
Natuzzi Arredamenti S.r.l.	946	—	329	—
Natuzzi Sofa S.r.l.	310	—	78	—
NA.FO. S.r.l.	4	—	—	8
Natuzzi Store S.r.l.	—	—	—	—

Total	3,593	—	1,407	8